SCHEDULE OF REVENUE BY SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Abstract]
Consulting expenses	$ 633,981		$ 410,104		$ 1,226,900		$ 554,036
Contract labor	613,340		222,208		1,365,640		1,282,583
Personnel expenses	1,946,816		1,841,595		9,314,415		9,681,323
Business development expenses	119,610		263,844		528,264		729,466
Royalty expenses	225,320		329,888		706,214		709,640
Marketing expenses	334,378		111,489		710,658		395,941
Other expenses	1,023,810	[1]	1,039,764	[1]	2,828,222	[2]	8,065,306	[2]
Total operating expenses	4,897,255		3,996,684		$ 16,690,313		$ 21,418,295
Personnel expenses	$ 1,946,816		$ 1,619,387

[1]	Other expenses is materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.
[2]	Other expenses materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.